UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

AMCOL INTERNATIONAL

Ticker Symbol:ACO	Cusip Number:02341W103
Record Date: 3/16/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the following nominees; 1-Arthur Brown, 2-Jay D. Proops, 3-Paul C. Weaver	For	Issuer	For	With

ANSOFT CORPORATION

Ticker Symbol:ANST	Cusip Number:036384105
Record Date: 7/27/2006	Meeting Date: 9/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electionof the following nominees, 1-NMicholas Csendes, 2-Zoltan J. Cendes, Ph.D., 3-Paul J. Quast, 4-Peter Robbins, 5-John N. Whelihan	For	Issuer	For	With

ANSYS, INC.

Ticker Symbol:ANSS	Cusip Number:03662Q105
Record Date: 3/19/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Jacqueline C. Morby	For	Issuer	For	With
2	Ratify selection of independent registered public accounting firm.	For	Issuer	For	With

ASV INC.

Ticker Symbol:ASVI	Cusip Number:001963107
Record Date: 4/10/2007	Meeting Date: 6/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Richard A. Benson, 2-Lynn M. Cortright, 3-Bruce D. Iserman, 4-Leland T. Lynch, 5-Jerome T. Iner, 6-William D. Morton, 7-Karlin S. Symons, 8-Kenneth J. Zika	For	Issuer	For	With
2	To ratify the appointment of Gran Thornton LLP as our independent registered publich accounting firm for our fiscal year ending December 31, 2007	For	Issuer	For	With

BLACKBAUD INC.

Ticker Symbol:BLKB	Cusip Number:09227Q100
Record Date: 4/27/2007	Meeting Date: 6/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the following nominees; 1-Marc E. Chardon, 2-John P. McConnell	For	Issuer	For	With
2	The proposal to ratify the appointment of PriceWaterHouseCoopers LLP as our independent registered publich accounting firm for the fiscal year ending December 31, 2007	For	Issuer	For	With

BLACKBOARD INC.

Ticker Symbol:BBBB	Cusip Number:091935502
Record Date: 4/16/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Frank Gatti, 2-Matthew Pittinsky, 3-Beth Kaplan	For	Issuer	For	With
2	To approve amendment no. 2 to the amended and restated 2004 stock incentive plan to increase the number of shares authorized for issuance under the plan from 4,600,000 and make other specified changes.	For	Issuer	For	With
3	To ratify the selection of the company's independent registered public accounting firm.	For	Issuer	For	With

BOSTON PRIVATE FINANCIAL HOLDINGS

Ticker Symbol:BPFH	Cusip Number:101119105
Record Date: 3/5/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1- Eugene S. Colangelo, 2-Allen L. Sinai, 3-Timothy L. V aill, 4-Stephen M. Waters	For	Issuer	For	With

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 4/16/2007	Meeting Date: 4/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Claude E. Cooke, Jr., 2-Chad C. Deaton, 3-Gary A. Kolstad, 4-H.E. Lentz, Jr., 5-Jesse Pl Orsini,6-William C. Morris, 7-Robert S. Rubin	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst &Young, LLP certified public accountants, as independent auditors for the fiscal year ending December 31, 2007.	For	Issuer	For	With

COMPUTER PROGRAMS AND SYSTEMS

Ticker Symbol:CPSI	Cusip Number:205306103
Record Date: 3/30/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1- M. Kenny Muscat, 2- J.Boyd Douglas, 3-Charles P. Huffman	For	Issuer	For	With
2	Tor ratify the appointment of Grant Thornton LLP as independent registered public accountants.	For	Issuer	For	With

CURTIS WRIGHT

Ticker Symbol:CW	Cusip Number:231561101
Record Date: 3/6/2007	Meeting Date: 5/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Martin R. Benante, 2-James B. BuseyIV, 3-Marce Fuller, 4-Allen A. Kozinski, 5-Carl G. Miller, 6-William B. Mitchell, 7-John R. Myers, 8-William W. Sihler, 9-Albert E. Smith	For	Issuer	For	With
2	Proposal to ratify theappointment of Deloitte & Touche LLP as the company's independent accountants for2007	For	Issuer	For	With

DIGI INTERNATIONAL INC.

Ticker Symbol:DGII	Cusip Number:253798102
Record Date: 11/24/2006	Meeting Date: 1/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees; 1-Guy C. Jackson, 2-Ahmed Nawaz	For	Issuer	For	With
2	To approve the Digi International Inc. 2000 Omnibus stock plan, as amended and restated as of November 27, 2006.	For	Issuer	For	With
3	To approve the Digi International Inc. employee stock purchase plan, as amended and restated as of November 27, 2006.	For	Issuer	For	With
4	Ratification of the appointment of PriceWaterHouseCoopers, LLP as independent registered public accounting firm of the compny for the 2007 fiscal year.	For	Issuer	For	With

FACTSET RESEARCH SYSTEMS INC.

Ticker Symbol:FDS	Cusip Number:303075105
Record Date: 10/23/2006	Meeting Date: 12/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommedn: a vote for election of the following nominees; 1-Scott A. Billeadeau, 2-Philip A. Hadley	For	Issuer	For	With
2	To ratify the appointment of the accounting firm of PriceWaterHouseCooers LLP as the independent registered public accounting firm for Fiscal 2007.	For	Issuer	For	With

FINANCIAL FEDERAL CORPORATION

Ticker Symbol:FIF	Cusip Number:317492106
Record Date: 10/20/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electin of the following nominees; 1-Lawrence B. Fisher, 2-Michael JC. Palitz, 3-Paul R. Sinsheimer, 4-Leopold Swergold, 5-H.E. Timanus, Jr., 6- Michael J. Zimmerman	For	Issuer	For	With
2	Ratifying the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2007.	For	Issuer	For	With
3	Approve the amended and restated 2001 management incentive plan.	For	Issuer	For	With
4	Approve the 2006 stock incentive plan.	For	Issuer	For	With

FRANKLIN ELECTRIC CO, INC.

Ticker Symbol:FELE	Cusip Number:353514102
Record Date: 2/23/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-R. Scott Trumbull, 2-Thomas L. Young	For	Issuer	For	With
2	For approval of an amendment to the company's restated articles of incorporation to increase thenumber of shares of authorized common stock.	For	Issuer	For	With
3	Proposal to ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2007 fiscal year.	For	Issuer	For	With

ICONIX BRAND GROUP

Ticker Symbol:ICON	Cusip Number:451055107
Record Date: 6/29/2006	Meeting Date: 8/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Neil Cole, 2-Barry Emmanuel, 3-Steven Mendelow, 4-Michael Caruso, 5-Michael Groveman, 6-Drew Cohen	For	Issuer	For	With
3	Ratification of the appointment of BDO Seidman, LLP as the company's independent registered public accontants for the fiscal year ending December 31, 2006.	For	Issuer	For	With
4	In their discretion, the proxiees are authorized to vote upon such other business as may properly comebefore the meeting.	For	Issuer	For	With
2	To approve the company's 2006 equity incentive plan, as more fully described in the accompanying proxy statement.	For	Issuer	For	With

II-VI INCORPORATED

Ticker Symbol:IIVI	Cusip Number:902104108
Record Date: 9/6/2006	Meeting Date: 11/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Duncan A.J. Morrison, 2-Marc Y.E. Pelaez, 3-Wendy F. DiCicco	For	Issuer	For	With
2	Ratification of the Board of Directors selection of DeLoitte & Touche LLP as the company's independent registered public accounting firm for the 2007 fiscal year.	For	Issuer	For	With

INTEGRA LIFESCIENCES HOLDINGS CP.

Ticker Symbol:IART	Cusip Number:457985208
Record Date: 3/30/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1A-Thomas J. Baltimore, Jr., 1B-Keith Bradley, 1C-Richard E. Caruso, 1D-Stuart M. Essig, 1E-Neal Moszkowksi, 1F-Christian S. Schade, 1G-James M. Sullivan, 1H-Anne M. Vanlent	For	Issuer	For	With
2	Proposal to ratify the appointment of PricewaterHouseCoopers LLP as the company's independent registered public accounting firm for the current fiscal year.	For	Issuer	For	With

KENSEY NASH

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/26/2006	Meeting Date: 12/6/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Jospeh W. Kaufmann, 2-Haroald N. Chefitz, 3-Steven J. Lee	For	Issuer	For	With
2	Proposal to approve the fifth amended and restated Kensey Nash Corporation employee incentive compensation plan.	For	Issuer	For	With
3	Proposl to ratify the appointment of DeLoitte & Touche LLP as the independent auditors of the company's financial statements.	For	Issuer	For	With

KNIGHT TRANSPORTATION

Ticker Symbol:KNX	Cusip Number:499064103
Record Date: 3/30/2007	Meeting Date: 5/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Kevin P. Knight, 2-Randy Knight, 3-Michael Garnreiter	For	Issuer	For	With
2	Proposal to approve Knight Transportatin Inc. second amended and restaed articles of incorporation.	For	Issuer	For	With
3	Proposal to ratify Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal 2007	For	Issuer	For	With

KRONOS INCORPORZTED

Ticker Symbol:KRON	Cusip Number:501052104
Record Date: 12/19/2006	Meeting Date: 2/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Aron J. Ain, 2-Richard J. Dumler, 3-Samuel Rubinovitz	For	Issuer	For	With
2	To approve an amendment to our 2002 stock incentive plan, as amended and restated.	For	Issuer	For	With
3	To approve an amendment to our 2003 employee stock purchase plan as amended.	For	Issuer	For	With
4	To ratify the selectio of Ernst & Young LLP as our registered public accounting firm for the 2007 fiscal year.	For	Issuer	For	With

LANDAUER INC.

Ticker Symbol:LDR	Cusip Number:51476K103
Record Date: 12/15/2006	Meeting Date: 2/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Dr. DePlanque, 2-Mr. Winfield	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as independent registered public accounting firm of the company.	For	Issuer	For	With

LOJACK CORPORATION

Ticker Symbol:LOJN	Cusip Number:539451104
Record Date: 3/20/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Rory J. Cowan, 2-John H. Mackinnon, 3-Robert J. Murray, 4-Robert L. Rewey, 5-Richard T. Riley, 6-Harvey Rosenthal, 7-Maria Renna Sharpe,8-Ronald V. Waters, III	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for 2007.	For	Issuer	For	With

MENTOR CORPORATION

Ticker Symbol:MNT	Cusip Number:587188103
Record Date: 7/18/2006	Meeting Date: 9/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Directors recommend: a vote for election of the following nominees 1-Joseph E. Whitters, 2-Michael L. Emmons, 3-Walter W. Faster, 4-Joshua H. Levine, 5-Michael Nakonechy, 6-Ronald J. Rossi, 7-Jefffrey W. Ubben	For	Issuer	For	With
1	To approve a decrease in the authorized number of members of the Board of Directors from nine to seven.	For	Issuer	For	With
3	To approve an amendment to the 2005 long-term incentive plan to increase the aggregate number of shares of the company's common stock available for awared grants by 1,600,000 shares.	For	Issuer	For	With
4	To ratify the appointment of Ernst & Young LLP as the independent auditors of the company for the fiscal year ending March 31, 2007	For	Issuer	For	With

PLANTRONICS INC.

Ticker Symbol:PLT	Cusip Number:727493108
Record Date: 6/1/2006	Meeting Date: 7/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Marv Tseu, 2-Ken Kannappan, 3-Greeg Hammann, 4-Marshall Mohr, 5-Trude Taylor, 6-Roger Wery, 7-John Hart	For	Issuer	For	With
2	Ratify and approve an increase of 1.8 million shares in the common stock issuable under the 2003 stock plan and to be used soley for stock option grant awards.	For	Issuer	For	With
3	Ratify and approve an incerase of 200,000 shares in the common stock issuable under the 2002 employee stock purchase plan.	For	Issuer	For	With
4	Proposal to approve the performance bonus plan.	For	Issuer	For	With
5	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the independent registered public accounting firm of the company for Fiscal 2007.	For	Issuer	For	With

POOL CORPORATION

Ticker Symbol:POOL	Cusip Number:73278L105
Record Date: 3/16/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees;1-Wilson B. Sexton, 2-Andrew W. Code, 3-James J. Gaffney, 4-George T. Haymaker, Jr., 5-M.J. Perez de la Mesa, 6-Robert C. Sledd, 7-Harlan F. Seymour, 8-John E. Stokely	For	Issuer	For	With
2	Approval of the company's 2007 long-term incentive plan.	For	Issuer	For	With
3	Ratification of the retention of Ernst & Young LLP as the company's independent auditors.	For	Issuer	For	With

PRIVATEBANCORP. INC.

Ticker Symbol:PVTB	Cusip Number:742962103
Record Date: 4/26/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Robert F. Coleman, 2-James M. Guyette, 3-Philip M. Kaymen, 4-Willia J. Podl, 5-William R. Rybak	For	Issuer	For	With

PSYCHEMEDICS CORPORATION

Ticker Symbol:PMD	Cusip Number:744375205
Record Date: 3/12/2007	Meeting Date: 5/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Raymond C. Kubacki, Jr., 2-Harry F. Connick, 3-Walter S. Tomenson, Jr., 4-Fred J. Weinert	For	Issuer	For	With

QUALITY SYSTEMS, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 7/27/2006	Meeting Date: 9/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Patrick Cline, 2-Ibrahim Fawzy, 3-Edwin Hoffman, 4-Ahmed Hussein, 5-Vincent J. Love, 6-Russell Pflueger, 7-Steven T Plochocki, 8-Sheldon Tazin, 9-Louis Silverman	For	Issuer	For	With
2	Ratification of Grant Thornton LLP as QSI's independent publich accountants.	For	Issuer	For	With

RAVEN INDUSTRIES INC.

Ticker Symbol:RAVN	Cusip Number:754212108
Record Date: 4/11/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Anthony W. Bour, 2-David A.Christensen, 3-Thomas S. Everist, 4-Mark E. Griffin, 5-Conrad J. Hoigaard, 6-Kevin T. Kirby, 7-Cynthia H. Milligan, 8-Ronald M. Moquist	For	Issuer	For	With

RIMAGE CORPORATION

Ticker Symbol:RIMG	Cusip Number:766721104
Record Date: 4/5/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Bernard P. Aldrich, 2-Lawrence M. Benveniste, 3-Philip D. Hotchkiss, 4-Thomas F. Madison, 5-Steven M. Quist, 6-James L. Reissner, 7-David J. Suden	For	Issuer	For	With
2	A proposal to approve the adiption of the Rimage Corporation 2007 stock incentive plan.	For	Issuer	For	With
3	A proposal to r atify and approve the appointment of KPMG LLP as independent auditors for the company for the fiscal year ending December 31, 2007.	For	Issuer	For	With

RITCHIE BROS. AUCTIONEERS INC.

Ticker Symbol:RBA	Cusip Number:767744105
Record Date: 3/2/2007	Meeting Date: 4/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees;1-Charles Edward Croft, 2-Peter James Blake, 3-Clifford Russell Cmolik,4-Eric Patel, 5-Beverley Anne Briscoe, 6-Robert Waugh Murdoch, 7- E.Baltazar Pitoniak	For	Issuer	For	With
2	Appointment of KPMG LLP as auditors of the company for the ensuing year and authorizing the directors to fix their remuneration.	For	Issuer	For	With
3	Approval of the amended and restated stock option plan of the compnay, and the proposed amendments contained therein as substantially described in the information circular of the company dated March 14,2007, the full text of which resolution is set out in schedule ""A"" in such information circular.	For	Issuer	For	With
4	Approval of the adoption of a shareholder rights plan in accordance with a shareholder rights plan agreement dated as of February 22, 2007 between the company and Computershare Investor Services, Inc., the full text of which resolution is set out in schedule ""B"" in the information circular of the company dated March 14,2007.	For	Issuer	For	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 3/16/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Wilton Looney, 2-Bill Dismuke, 3-Thomas Lawley, M.D.	For	Issuer	For	With

SELECT COMFORT CORPORTION

Ticker Symbol:SCSS	Cusip Number:81616X103
Record Date: 3/16/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees;1- Thomas J. Albani, 2-David T. Kollat, 3-William R. McLaughlin	For	Issuer	For	With
2	Proposal to ratify the appointment of KPMG LLP, certified public accountants, as independent auditors for the fiscal year ending December 29, 2007.	For	Issuer	For	With

SIMPSON MANUFACTURING CO., INC.

Ticker Symbol:SSD	Cusip Number:829073105
Record Date: 4/16/2007	Meeting Date: 2/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Peter N. Louras, Jr.	For	Issuer	For	With
2	Ratification of the selection of PriceWaterHouseCoopers LLP as independent registered public accounting firm.	For	Issuer	For	With

ST. MARY LAND & EXPLORATION CO.

Ticker Symbol:SM	Cusip Number:792228108
Record Date: 3/30/2007	Meeting Date: 5/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Barbaa M. Baumann, 2-Anthony J. Best, 3-Larry W. Bickle, 4-William J. Gardiner, 5Mark A. Hellerstein, 6-Julio M. Quintana, 7-John M. Seidl, 8-William D. Sullivan	For	Issuer	For	With
2	The proposal to ratify the appointment by the audit committee of Deloitte & Touche, LLP as the company's independent registered public accounting firm.	For	Issuer	For	With

SURMODICS INC.

Ticker Symbol:SRDX	Cusip Number:868873100
Record Date: 12/8/2006	Meeting Date: 1/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Set the number of directors at nine (9).	For	Issuer	For	With
2	Directors recommend: a vote for election of the following nominees; 2-John W. Benson,Gerald B. Fischer, 3-Kendrick B. Melrose	For	Issuer	For	With

TECHNE CORPORATION

Ticker Symbol:TECH	Cusip Number:878377100
Record Date: 9/15/2006	Meeting Date: 10/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Directors recommend: a vote for election of the following nominees 1-Thomas E. Oland, 2-Roger C. Lucas, Ph.D., 3-Howared V. O'Connell, 4-G. Arthur Herbert, 5-R.C. Steer, M.D., Ph.D., 6-Robert V. Baumgartner, 7-c.a. Dinarello, M.D.	For	Issuer	For	With
1	To set the number of directors at seven.	For	Issuer	For	With

THE ADVISORY BOARD COMPANY

Ticker Symbol:ABCO	Cusip Number:00762W107
Record Date: 10/4/2006	Meeting Date: 11/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Marc N. Casper, 2-Kelt Kindick, 3-Mark R. Neaman, 4-Leon D. Shapiro, 5-Frank J. Williams, 6-Leanne M. Zumwalt.	For	Issuer	For	With
3	Ratify the appointment of Ernst & Young LLP as independent registered public accountant for the year ending March 31, 2007.	For	Issuer	For	With
2	Approve the 2006 stock incentive plan.	For	Issuer	For	With

TRIMBLE NAVIGATION LIMITED

Ticker Symbol:TRMB	Cusip Number:896239100
Record Date: 3/19/2007	Meeting Date: 5/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Steven W. Berglund, 2-Robert S. Cooper, 3-John B. Goodrich, 4-William Hart, 5-Ulf J. Johansson, 6-Bradford W Parkinson, 7-Nickolas W. Vande Steeg	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the independent auditors of the company for the current fiscal year ending December 28, 2007.	For	Issuer	For	With

TSX GROUP INC.

Ticker Symbol:TSXPF	Cusip Number:873028104
Record Date: 3/12/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Tullio Cedraschi, 2-Wayne C. Fox, 3-John A. Hagg, 4-J. Spencer Lanthier, 5-OwenMcCreery, 6-John P. Mulvhill, 7-Kathleen M. O'Neill, 8-Raymond Chan, 9-Raymond Garneau, 10-Harry A. Jaako, 11-Jean Martel	For	Issuer	For	With
2	Appointment of KPMG LLP as our auditor at a remuneration to be fixed by the directors.	For	Issuer	For	With
3	Approval of the amendments to our shares option plan as described in our management information circular for the meeting.	For	Issuer	For	With

WORLD ACCEPTANCE CORPORATION

Ticker Symbol:WRLD	Cusip Number:981419104
Record Date: 6/16/2006	Meeting Date: 8/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for electin of the following nominees; 1-Charles D. Walters, 2-A.Alexander McLean, III, 3-James R. Gilreath, 4-William S. Hummers, III, 5-Charlesl D. Way, 6-Ken R. Bramlett, Jr.	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as the company's independent public accountants.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 20, 2007

*Print the name and title of each signing officer under his or her signature.